Goodwill and Intangible Assets - Intangible Assets (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Acquired Intangibles, Gross	$ 216,950	$ 9,350	$ 9,350
Accumulated Amortization	(11,055)	(4,441)	(2,347)
Acquired Intangibles, Net	$ 205,895	$ 4,909	7,003
Acquired technologies
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Lives (in years)	5 years	3 years
Acquired Intangibles, Gross	$ 167,253	$ 5,453	5,453
Accumulated Amortization	(9,271)	(3,611)	(1,600)
Acquired Intangibles, Net	$ 157,982	1,842	3,853
Other
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Lives (in years)	10 years
Acquired Intangibles, Gross	$ 49,697	3,897	3,897
Accumulated Amortization	(1,784)	(830)	(747)
Acquired Intangibles, Net	$ 47,913	$ 3,067	$ 3,150